Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash	R$ 2,228,968	R$ 1,428,766
Total	5,547,637	3,775,093	R$ 6,701,864	R$ 7,043,262
Domestic market
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	1,754,561	1,706,784
Foreign market
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	R$ 1,564,112	R$ 639,543